UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.;
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	8/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
August 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--97.3%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--2.6%
Birmingham Industrial Development
Board, SWDR (American Cast
Iron Company Project) (LOC;
Southtrust Bank)		4.12	9/7/07	3,765,000 a	3,765,000
Fultondale Industrial Development
Board, IDR (Melsur Corporation
Project) (LOC; Amsouth Bank)		4.10	9/7/07	3,015,000 a	3,015,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		4.04	9/7/07	12,500,000 a,b	12,500,000
Troy Health Care Authority,
LR (Southeast Alabama Rural
Health Associates Project)
(LOC; Regions Bank)		4.00	9/7/07	2,455,000 a	2,455,000

Arizona--.8%
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)		4.01	9/7/07	7,000,000 a	7,000,000

Arkansas--.8%
Arkansas Development Finance
Authority, MFHR (Chapelridge
of Cabot Housing Project)
(LOC; Regions Bank)		4.03	9/7/07	6,675,000 a	6,675,000

California--3.7%
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank
One)		3.91	9/1/07	12,700,000 a	12,700,000
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)		4.07	9/7/07	18,082,434 a,b	18,082,434

Colorado--2.7%
Colorado Educational and Cultural
Facilities Authority,
Education Revenue (Vail
Mountain School Project) (LOC;
Key Bank)		4.07	9/7/07	5,000,000 a	5,000,000
Colorado Educational and Cultural

Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)	4.04	9/7/07	10,000,000 a	10,000,000
Morgan Keegan Municipal Products
Inc. Trust (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)	4.09	9/7/07	4,500,000 a,b	4,500,000
Telluride,
Excise Tax Revenue (Valley
Floor Open Space Project)
(LOC; Key Bank)	4.01	9/7/07	3,500,000 a	3,500,000

Connecticut--1.2%
New Haven,
GO Notes, BAN	4.00	3/26/08	10,000,000	10,012,650

District of Columbia--1.6%
Metropolitan Washington Airports
Authority, CP (LOC; Bank of
America)	3.75	10/16/07	13,800,000	13,800,000

Florida--5.8%
Bay County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	4.07	9/7/07	1,930,000 a,b	1,930,000
Dade County Industrial Development
Authority, IDR (Spectrum
Programs, Inc. Project) (LOC;
Bank of America)	4.05	9/7/07	435,000 a	435,000
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG
SunAmerica Assurance)	4.11	9/7/07	3,470,000 a	3,470,000
Hillsborough County Aviation
Authority, Revenue, CP (LOC;
Landesbank Baden-Wurttemberg)	3.82	10/11/07	3,000,000	3,000,000
Jacksonville Economic Development
Commission, Special Facility
Airport Revenue (Holland
Sheltair Aviation Group-Fort
Lauderdale Project) (LOC; Bank
of America)	4.05	9/7/07	1,000,000 a	1,000,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.74	10/11/07	20,000,000	20,000,000
Miami-Dade County,
Aviation Revenue, CP (Miami
International Airport) (LOC:
BNP Paribas and Dexia Credit

Locale)	3.73	10/17/07	4,800,000	4,800,000
Miami-Dade County Industrial
Development Authority, IDR
(Tarmac America Project) (LOC;
Bank of America)	4.05	9/7/07	3,200,000 a	3,200,000
Pinellas County Industry Council,
Revenue (Chi Chi Rodriguez
Youth Foundation Project)
(LOC; Bank of America)	4.05	9/7/07	400,000 a	400,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.82	10/11/07	10,000,000	10,000,000

Georgia--5.7%
Atlanta Urban Residential Finance
Authority, MFHR (Lindbergh
City Center Apartments
Project) (LOC; Regions Bank)	4.02	9/7/07	5,000,000 a	5,000,000
Columbia County Development
Authority, Private Schools
Revenue (Augusta Preparatory
Project) (LOC; Wachovia Bank)	4.02	9/7/07	2,900,000 a	2,900,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	4.12	9/7/07	15,000,000 a,b	15,000,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	3.73	9/7/07	15,420,000	15,420,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	4.09	9/7/07	5,700,000 a,b	5,700,000
Savannah Housing Authority,
MFHR (Bradley Pointe
Apartments Project) (LOC; Key
Bank)	4.03	9/7/07	3,500,000 a	3,500,000

Hawaii--1.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Liquidity
Facility; Goldman Sachs and
Company and LOC; Goldman Sachs
Group)	4.01	9/7/07	16,000,000 a,b	16,000,000

Illinois--6.6%
BB&T Municipal Trust

(Illinois, GO) (Insured; FGIC
and Liquidity Facility; Branch
Banking and Trust Co.)	4.01	9/7/07	17,060,000 a,b	17,060,000
Chicago,
Collateralized SFMR (LOC;
Calyon NA)	3.93	7/1/08	5,000,000	5,000,000
Chicago,
Midway Airport Second Lien
Revenue (Insured; MBIA and
Liquidity Facility; Bank One)	4.01	9/1/07	15,000,000 a	15,000,000
Chicago O'Hare International
Airport, Special Facility
Revenue (O'Hare Technical
Center II Project) (LOC;
ABN-AMRO)	4.02	9/7/07	8,000,000 a	8,000,000
Illinois Development Finance
Authority, IDR (Cloverhill
Pastry Vend Corporation) (LOC;
JPMorgan Chase Bank)	4.17	9/7/07	2,450,000 a	2,450,000
Illinois Development Finance
Authority, IDR (Durex
Industries Project) (LOC;
ABN-AMRO)	4.04	9/7/07	4,000,000 a	4,000,000
Illinois Educational Facilities
Authority, Revenue (Aurora
University) (LOC; Fifth Third
Bank)	3.97	9/7/07	4,000,000 a	4,000,000

Indiana--.8%
Indiana Finance Authority,
Revenue (Lutheran Child) (LOC;
National City Bank)	4.08	9/7/07	5,500,000 a	5,500,000
Indiana Housing Finance Authority,
SFMR (Merlots Program)
(Insured: FNMA and GNMA and
Liquidity Facility; Wachovia
Bank)	4.07	9/7/07	815,000 a,b	815,000

Kansas--2.3%
Kansas Development Finance
Authority, MFHR (Delaware
Highlands Assisted Living
Project) (LOC; FHLB)	4.05	9/7/07	2,500,000 a	2,500,000
Midwest Tax-Exempt Bond Grantor
Trust (LOC; Huntington NB)	4.33	9/7/07	5,975,450 a,b	5,975,450
Mission,
MFHR, Refunding (The Falls
Apartments Project) (Insured;
FNMA)	4.06	9/7/07	6,000,000 a	6,000,000
Pittsburg,
Temporary Notes	3.80	6/15/08	4,930,000	4,930,685

Kentucky--5.5%
Kenton County Airport Board,

Revenue (Cincinnati/Northern
Kentucky International
Airport) (Insured; MBIA)	5.63	3/1/08	3,645,000	3,676,486
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	4.15	9/7/07	34,200,000 a	34,200,000
Kentucky Economic Development
Finance Authority, Health
Facilities Revenue (Kentucky
Easter Seal Society Project)
(LOC; Bank One)	3.99	9/7/07	2,100,000 a	2,100,000
Kentucky Economic Development
Finance Authority, Industrial
Building Revenue (Republic
Services Inc. Project) (LOC;
Bank One)	4.01	9/7/07	6,100,000 a	6,100,000

Louisiana--1.7%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue
(Northwestern State University
Student Housing Project) (LOC;
Regions Bank)	4.03	9/7/07	10,480,000 a	10,480,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties Inc.
Project) (LOC; Bank One)	4.22	9/7/07	1,500,000 a	1,500,000
Louisiana Public Facilities
Authority, Revenue (GCGK
Investments LLC Project) (LOC;
Amsouth Capital)	3.99	9/7/07	2,400,000 a	2,400,000

Maryland--1.9%
Frederick County,
Revenue (Homewood Inc.
Facility) (LOC; M&T Bank)	3.99	9/7/07	9,100,000 a	9,100,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	4.05	9/7/07	3,390,000 a	3,390,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	4.05	9/7/07	3,370,000 a	3,370,000

Massachusetts--.5%
Massachusetts Housing Finance
Agency, SFHR Notes	4.00	12/1/07	4,000,000	4,001,413

Michigan--.7%
Kent Hospital Finance Authority,

LOR (Pine Rest Christian
Mental Health Services
Project) (LOC; Fifth Third
Bank)	3.99	9/7/07	4,000,000 a	4,000,000
Michigan Strategic Fund,
LOR (D&R Paint Company
Project) (LOC; Fifth Third
Bank)	4.08	9/7/07	2,165,000 a	2,165,000

Minnesota--1.4%
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	4.75	9/1/07	8,500,000	8,500,000
Saint Paul Housing and
Redevelopment Authority, MFHR,
Refunding (Hampden Square
Apartments) (LOC; FNMA)	4.11	9/7/07	2,840,000 a	2,840,000

Missouri--1.8%
Kansas City Industrial Development
Authority, Revenue
(Alphapointe Association for
the Blind) (LOC; U.S. Bank NA)	4.05	9/7/07	3,385,000 a	3,385,000
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	3.72	9/20/07	11,662,000	11,662,000

Nevada--2.6%
Clark County,
IDR (Southwest Gas Corporation
Project) (LOC; Bank of America)	4.00	9/7/07	6,000,000 a	6,000,000
Nevada System of Higher Education,
University Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.95	9/7/07	8,095,000 a,b	8,095,000
Truckee Meadows Water Authority,
Water Revenue (Insured; MBIA
and Liquidity Facility;
Citibank NA)	4.03	9/7/07	7,440,000 a,b	7,440,000

New Hampshire--.0%
New Hampshire Housing Finance
Authority, SFHR (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	4.07	9/7/07	365,000 a,b	365,000

New Mexico--.3%
Santa Fe,
Gross Receipts Tax
(Subordinate Lien)/Wastewater
System Revenue (LOC; BNP
Paribas)	4.04	9/7/07	2,700,000 a	2,700,000

New York--.2%
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.04	9/7/07	1,975,000 a,b	1,975,000

North Carolina--1.0%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	4.02	9/7/07	4,965,000 a,b	4,965,000
Robeson County Industrial
Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	4.07	9/7/07	3,595,000 a	3,595,000

Ohio--5.5%
Athens County Port Authority,
Housing Revenue (Housing for
Ohio Inc. Project) (LOC;
Wachovia Bank)	4.04	9/7/07	2,000,000 a	2,000,000
Cleveland-Cuyahoga County Port
Authority, Development
Revenue, Refunding (Judson
Project) (LOC; National City
Bank)	3.95	9/7/07	8,395,000 a	8,395,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	4.13	9/7/07	2,920,000 a	2,920,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	4.12	9/7/07	19,820,000 a,b	19,820,000
Lima,
HR (Lima Memorial Hospital
Project) (LOC; Bank One)	3.96	9/7/07	2,040,000 a	2,040,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.99	9/7/07	1,900,000 a	1,900,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.99	9/7/07	500,000 a	500,000

Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	4.22	9/7/07	965,000 a	965,000
Zanesville-Muskingum County Port
Authority, EDR, Refunding
(Grove City Church of the
Nazarene Project) (LOC;
National City Bank)	4.08	9/7/07	7,630,000 a	7,630,000

Oklahoma--.5%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	3.70	11/15/07	4,100,000	4,100,000

Oregon--.8%
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	4.04	9/7/07	6,405,000 a	6,405,000

Pennsylvania--7.4%
Berks County Industrial
Development Authority, Revenue
(EJB Paving and Materials
Company Project) (LOC;
Wachovia Bank)	4.12	9/7/07	845,000 a	845,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	4.07	9/7/07	2,500,000 a	2,500,000
Dauphin County General Authority,
Revenue (Education and Health
Loan Program) (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	4.02	9/7/07	4,135,000 a	4,135,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.98	9/7/07	25,000,000 a	25,000,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project) (LOC;
M&T Bank)	4.00	9/7/07	11,360,000 a	11,360,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.95	9/7/07	4,800,000 a	4,800,000
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.67	9/7/07	13,330,000 a,b	13,330,000

South Carolina--3.5%

Puttable Floating Option Tax
Exempt Receipts (South
Carolina Jobs-Economic
Development Authority,
Hospital Improvement Revenue
(Palmetto Health)) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC; Merrill Lynch)	4.07	9/7/07	21,000,000 a,b	21,000,000
South Carolina Jobs-Economic
Development Authority, EDR
(Orders Realty Company, Inc.
Project) (LOC; Wachovia Bank)	4.07	9/7/07	3,000,000 a	3,000,000
South Carolina Public Service
Authority, Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.95	9/7/07	5,520,000 a,b	5,520,000

South Dakota--2.3%
Puttable Floating Option Tax
Exempt Receipts (South Dakota
Housing Development Authority,
SFMR) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale and LOC; Pallas
Capital Corporation)	4.15	9/7/07	8,400,000 a,b	8,400,000
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue	4.25	8/15/08	7,000,000	7,029,133
South Dakota Housing Development
Authority, SFMR (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Pallas Capital Corporation)	4.15	9/7/07	3,490,000 a,b	3,490,000

Tennessee--2.1%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, MFHR (The
Fountain Apartments Project)
(LOC; Fifth Third Bank)	4.08	9/7/07	10,000,000 a	10,000,000
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Liquidity Facility;
Merrill Lynch Capital Services)	4.12	9/7/07	7,400,000 a,b	7,400,000

Texas--7.3%
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (LOC; DEPFA Bank
PLC)	3.80	10/17/07	5,000,000	5,000,000
Houston,

Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.75	12/6/07	6,500,000	6,500,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	11/15/07	15,000,000	15,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	12/12/07	15,000,000	15,000,000
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	4.01	9/7/07	4,690,000 a	4,690,000
Lubbock Housing Finance
Corporation, SFMR (Guaranteed
Mortgage-Backed Securities
Program) (GIC; Royal Bank of
Canada and LOC: FHLMC, FNMA
and GNMA)	4.40	4/19/08	3,940,000	3,950,426
Port of Port Arthur Navigation
District, Revenue, CP (BASF AG)	3.82	10/9/07	5,000,000	5,000,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	4.11	9/7/07	7,000,000 a,b	7,000,000

Vermont--.7%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; JPMorgan Chase
Bank)	3.78	10/16/07	6,000,000	6,000,000

Virginia--2.6%
Ashland Industrial Development
Authority, IDR (Tru-Wood
Cabinets Project) (LOC;
Regions Bank)	4.12	9/7/07	3,465,000 a	3,465,000
Charles City County Economic
Development Authority, SWDR
(Waste Management Inc.
Project) (LOC; JPMorgan Chase
Bank)	4.05	9/7/07	4,500,000 a	4,500,000
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; Manufacturers
and Traders Trust Company)	4.05	9/7/07	13,520,000 a	13,520,000

Washington--6.0%
Chelan County Public Utility
District Number 001,
Consolidated Revenue (Merlots
Program) (Insured; MBIA and

Liquidity Facility; Wachovia
Bank)	4.07	9/7/07	6,975,000 a,b	6,975,000
Port of Seattle,
Revenue (Merlots Program)
(Insured; FGIC and Liquidity
Facility; Wachovia Bank)	4.07	9/7/07	5,380,000 a,b	5,380,000
Tulalip Tribes of the Tulalip
Reservation, Revenue,
Refunding (Capital Projects)
(LOC; Wells Fargo Bank)	4.02	9/7/07	22,885,000 a	22,885,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project) (LOC;
Wells Fargo Bank)	4.05	9/7/07	5,105,000 a	5,105,000
Washington Housing Finance
Commission, MFHR (Cambridge
Apartments Project) (LOC; U.S.
Bank NA)	4.01	9/7/07	10,120,000 a	10,120,000

West Virginia--.3%
Ritchie County,
IDR (Simonton Building
Products Inc.) (LOC; PNC Bank)	4.07	9/7/07	2,800,000 a	2,800,000

Wisconsin--1.3%
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	4.01	9/7/07	4,525,000 a	4,525,000
Sun Prairie Area School District,
BAN	4.25	11/30/07	6,500,000	6,501,473

Wyoming--2.9%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.80	11/30/07	24,000,000	24,000,000

Total Investments (cost $816,397,150)			97.3%	816,397,150
Cash and Receivables (Net)			2.7%	22,347,930
Net Assets			100.0%	838,745,080

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $218,717,884 or 26.1% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation

ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.;

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)